Goldman Sachs International Equity Insights Fund
Goldman Sachs International Equity Insights Fund—Summary
Investment Objective
The Goldman Sachs International Equity Insights Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 35 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-111 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs International Equity Insights Fund		Class A	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs International Equity Insights Fund		Class A	Class C	Institutional	Service	Class IR	Class R
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	0.25%	none	0.50%
Other Expenses	[1]	0.26%	0.51%	0.11%	0.35%	0.25%	0.26%
Service Fees		none	0.25%	none	none	none	none
Shareholder Administration Fees		none	none	none	0.25%	none	none
All Other Expenses		0.26%	0.26%	0.11%	0.10%	0.25%	0.26%
Total Annual Fund Operating Expenses		1.36%	2.11%	0.96%	1.45%	1.10%	1.61%
Fee Waiver and Expense Limitation	[2]	(0.11%)	(0.11%)	(0.11%)	(0.10%)	(0.10%)	(0.11%)
Total Annual Fund Operating Expenses	[3][4]	1.25%	2.00%	0.85%	1.35%	1.00%	1.50%
[1]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management rate of 0.81% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least February 29, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[3]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[4]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs International Equity Insights Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	947	1,244	2,086
Class C	303	650	1,124	2,433
Institutional Shares	87	295	520	1,168
Service Shares	137	449	783	1,727
Class IR Shares	102	340	597	1,331
Class R Shares	153	497	866	1,902

Assuming no redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Goldman Sachs International Equity Insights Fund Class C	203	650	1,124	2,433

Portfolio Turnover
The Fund pays transactions costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2014 was 142% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States.

The portfolio management team uses two distinct strategies—a bottom-up stock selection strategy and a top-down country/currency selection strategy—to manage the Fund.

The Fund invests in at least three foreign countries and may invest in the securities of issuers in emerging countries. The Fund seeks broad representation of large-cap and mid-cap issuers across major countries and sectors of the international economy, with some exposure to small-cap issuers.

The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock and country/currency selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Momentum, Valuation and Profitability. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Profitability theme seeks to assess whether a company is earning more than its cost of capital. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund seeks to maximize its expected return, while maintaining risk, style and capitalization characteristics similar to the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Standard Index (Net, USD, Unhedged), adjusted for the Investment Adviser’s country views. Additionally, the portfolio management team’s views of the relative attractiveness of countries and currencies are considered in allocating the Fund’s assets among countries. The MSCI EAFE Standard Index (Net, USD, Unhedged) is designed to measure equity market performance of the large and mid capitalization segments of developed markets, excluding the U.S. and Canada.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

The Fund’s benchmark index is the MSCI EAFE Standard Index (Net, USD, Unhedged) .
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, sanctions, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in securities of issuers located in emerging countries, these risks may be more pronounced.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.   Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)

Best Quarter Q2 ‘09 +24.56% Worst Quarter Q3 ‘11 –23.35%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Average Annual Total Returns Goldman Sachs International Equity Insights Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A Shares	(12.56%)	2.36%	2.82%	2.80%		Aug. 15, 1997
Class A Shares Returns After Taxes on Distributions	(13.32%)	1.73%	1.99%	2.20%		Aug. 15, 1997
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(6.37%)	1.94%	2.40%	2.34%		Aug. 15, 1997
Class A Shares MSCI EAFE Standard Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	(4.90%)	5.33%	4.43%	4.24%	[1]	Aug. 15, 1997
Class C Shares	(9.18%)	2.74%	2.62%	2.48%		Aug. 15, 1997
Class C Shares MSCI EAFE Standard Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	(4.90%)	5.33%	4.43%	4.24%	[1]	Aug. 15, 1997
Institutional Shares	(7.18%)	3.94%	3.81%	3.65%		Aug. 15, 1997
Institutional Shares MSCI EAFE Standard Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	(4.90%)	5.33%	4.43%	4.24%	[1]	Aug. 15, 1997
Service Shares	(7.66%)	3.41%	3.29%	3.14%		Aug. 15, 1997
Service Shares MSCI EAFE Standard Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	(4.90%)	5.33%	4.43%	4.24%	[1]	Aug. 15, 1997
Class IR Shares	(7.31%)	3.77%		(2.01%)		Nov. 30, 2007
Class IR Shares MSCI EAFE Standard Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	(4.90%)	5.33%		(0.78%)		Nov. 30, 2007
Class R Shares	(7.87%)	3.28%		(2.48%)		Nov. 30, 2007
Class R Shares MSCI EAFE Standard Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	(4.90%)	5.33%		(0.78%)		Nov. 30, 2007
[1]	Calculated from September 1, 1997 to December 31, 2014.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.